              PROTECTED EQUITY PORTFOLIO VARIABLE ANNUITY CONTRACT



                                    ISSUED BY


                    METLIFE INSURANCE COMPANY OF CONNECTICUT



          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2009
                     TO THE PROSPECTUS DATED APRIL 28, 2008





This supplement updates certain information contained in your last prospectus dated April 28, 2008 and subsequent supplements for Protected Equity Portfolio Variable Annuity Contract (the "Contract") offered by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.



The Variable Funding Options are:





METROPOLITAN SERIES FUND, INC.
  BlackRock Money Market Portfolio -- Class A
  MetLife Stock Index Portfolio -- Class D






The Financial Industry Regulatory Authority (FINRA) maintains a Public Disclosure Program for investors. A brochure that includes information describing the Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.





                                    GLOSSARY



We have added the following term to the Glossary:



GOOD ORDER -- A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your sales representative before submitting the form or request.




                                    FEE TABLE

--------------------------------------------------------------------------------


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE......................................................   9%(1)
(as a percentage of the Purchase Payment withdrawn)
VARIABLE LIQUIDITY BENEFIT CHARGE......................................   9%(2)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment
  Factor used to calculate the Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE..................................   $30(3)


---------

(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for ten years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               2 years               9%
         2 years               4 years               8%
         4 years               5 years               7%
         5 years               6 years               6%
         6 years               7 years               5%
         7 years               8 years               4%
         8 years               9 years               3%
         9 years               10 years              2%
        10+ years                                    0%


(2) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after ten years. The charge is as follows:

YEARS SINCE INITIAL PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               2 years               9%
         2 years               4 years               8%
         4 years               5 years               7%
         5 years               6 years               6%
         6 years               7 years               5%
         7 years               8 years               4%
         8 years               9 years               3%
         9 years               10 years              2%
        10+ years                                    0%


(3) We do not assess this charge if Contract Value is $50,000 or more on the fourth Friday of each August.

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of the average daily net assets of the Separate Account)

Mortality and Expense Risk Charge..............................................    1.25%
Principal Protection Fee (maximum).............................................    2.50%*
Administrative Expense Charge..................................................    0.15%
                                                                                   ------
  Total Annual Separate Account Charges........................................    3.90%
                                                                                   ------



---------

* Generally, the Principal Protection Fee will be between 1.25% and 2.50%. The actual charge will vary due to market conditions and will be determined by us. The actual charge is set forth in your Contract and is nonrefundable (see "Charges and Deductions -- Principal Protection Fee" for more information).


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2008 (UNLESS OTHERWISE INDICATED):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-874-1225.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)                                                                  0.34%      0.39%



UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                  DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE
                                                     AND/OR                                     ANNUAL        WAIVER
                                      MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE
UNDERLYING FUND                           FEE     (12B-1) FEES  EXPENSES     AND EXPENSES*     EXPENSES   REIMBURSEMENT
---------------                       ----------  ------------  --------  ------------------  ---------  ---------------
METROPOLITAN SERIES FUND, INC.
  BlackRock Money Market
     Portfolio -- Class A...........     0.32%          --        0.02%           --             0.34%         0.01%
  MetLife Stock Index
     Portfolio -- Class D...........     0.25%        0.10%       0.04%           --             0.39%         0.01%
                                       NET TOTAL
                                        ANNUAL
                                       OPERATING
UNDERLYING FUND                       EXPENSES**
---------------                       ----------
METROPOLITAN SERIES FUND, INC.
  BlackRock Money Market
     Portfolio -- Class A...........     0.33%(1)
  MetLife Stock Index
     Portfolio -- Class D...........     0.38%(2)



---------

* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.

** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.




(1) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million. Other Expenses include Treasury Guarantee Program expenses of 0.012% incurred for the period September 19, 2008 through December 31, 2008.



(2) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to 0.243%.




EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.


                                                                                           IF CONTRACT IS NOT SURRENDERED
                                                                                                         OR
                                                 IF CONTRACT IS SURRENDERED AT THE            ANNUITIZED AT THE END OF
                                                        END OF PERIOD SHOWN:                       PERIOD SHOWN:
                                            -------------------------------------------    ------------------------------
FUNDING OPTION                              1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS
--------------                              ------     -------     -------     --------    ------     -------     -------
Underlying Fund with Maximum Total
Annual Operating
Expenses................................    $1,335      $2,033      $2,830      $4,641      $435       $1,313      $2,200
Underlying Fund with Minimum Total
Annual Operating
Expenses................................    $1,330      $2,019      $2,808      $4,601      $430       $1,299      $2,178
                                               IF
                                            CONTRACT
                                             IS NOT
                                             SURREN-
                                            DERED OR
                                             ANNUI-
                                            TIZED AT
                                             THE END
                                               OF
                                             PERIOD
                                             SHOWN:
                                            --------
FUNDING OPTION                              10 YEARS
--------------                              --------
Underlying Fund with Maximum Total
Annual Operating
Expenses................................     $4,461
Underlying Fund with Minimum Total
Annual Operating
Expenses................................     $4,421

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------



THE VARIABLE FUNDING OPTIONS




Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-874-1225 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.


The current Underlying Funds are listed below, along with their investment advisers and any subadviser:


             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
METROPOLITAN SERIES FUND, INC.
BlackRock Money Market             Seeks a high level of current      MetLife Advisers, LLC
  Portfolio -- Class A             income consistent with             Subadviser: BlackRock Advisors,
                                   preservation of capital.           LLC
MetLife Stock Index                Seeks to equal the performance of  MetLife Advisers, LLC
  Portfolio -- Class D             the Standard & Poor's 500(R)       Subadviser: MetLife Investment
                                   Composite Stock Price Index.       Advisors Company, LLC






We have modified the first and third paragraphs in this subsection to read as follows:


PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of its affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts, and, in the Company's role as an intermediary, with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of its affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interest in MetLife Advisers, LLC entitles us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the adviser to the subadvisers.)



                                  DEATH BENEFIT

--------------------------------------------------------------------------------

We have added a new subsection:

DEATH PROCEEDS UNDER 403(B) CONTRACTS

If your Contract was issued in connection with a 403(b) plan, your beneficiary may elect to have the Contract's death proceeds paid through an account called the Total Control Account at the time for payment. The Total Control Account is an interest-bearing account through which the beneficiary has complete access to the proceeds, with unlimited check writing privileges. We credit interest to the account at a rate that will not be less than a minimum guaranteed rate.

Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.

                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------

VARIABLE ANNUITY

We have modified the second paragraph in this subsection to read as follows:

Determination of First Annuity Payment. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you were issued a Contract with sex-distinct annuity rates prior to the time that state law mandated unisex annuity rates (if applicable in your state), the annuity rates we use will not be less than the guaranteed sex-distinct rates in the Contract when issued. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

                                 PAYMENT OPTIONS

--------------------------------------------------------------------------------

ELECTION OF OPTIONS

We have added the following sentence at the end of the second paragraph to this subsection:

Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to a survivor under Options 3, 4 and 6 and/or the duration of the guarantee period under Options 2, 5 and 6.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

We have added the following paragraph to the end of this subsection:

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: Under recently enacted legislation, you (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. The waiver does not apply to any 2008 payments even if received in 2009, so for those payments, you are still required to receive your first RMD payment by April 1, 2009. In contrast, if your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five year rule is applied without regard to calendar year 2009. For instance, if you died in 2007, the five year period ends in 2013 instead of 2012. This RMD waiver does not apply if you are receiving annuity payments under your contract. The RMD rules are complex, so please consult with your tax advisor before waiving your 2009 RMD payment.